Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Sep. 19, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	WVS FINANCIAL CORP
Entity Central Index Key	0000910679
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,057,930
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 12.8